SHAREHOLDERS' EQUITY (Schedule Of Weighted Average Assumptions) (Details) - Non-employees [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	56.20%	55.15%	52.09%
Risk-free interest rate	1.71%	2.54%	2.21%
Dividend yield	0.00%	0.00%	0.00%
Expected life (years)	6 years	5 years 10 months 6 days	5 years 2 months 23 days